DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 06, 2016 USD ($) shares	Nov. 07, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥)
Basis of presentation
Issuance of ordinary shares - initial public offering | ¥			¥ 1,221,518
ADS
Basis of presentation
Initial public offering price (dollar per share) | $ / shares		$ 10.00
IPO | ADS
Basis of presentation
Ordinary shares issued (in shares)		19,250,000
Initial public offering price (dollar per share) | $ / shares		$ 10.00
Issuance of ordinary shares - initial public offering | $		$ 192,500
IPO | Class A
Basis of presentation
Ordinary shares issued (in shares)		154,000,000
Over-Allotment Option | ADS
Basis of presentation
Ordinary shares issued (in shares)	820,735
Issuance of ordinary shares - initial public offering | $	$ 8,207
Over-Allotment Option | Class A
Basis of presentation
Ordinary shares issued (in shares)	6,565,880